Commitments and pledges (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and pledges
Schedule of remaining instalments for the newbuilds vessels

As of 30 June 2025

Millions	P-Class	M-Class	A-Class	Total
Contract amount in EUR	220	-	299	519
Contract amount in USD	390	655	794	1,839
Total contract amount translated to EUR	573	597	982	2,152
Commitment amount in EUR	-	-	57	57
Commitment amount in USD	-	195	724	919
Commitment amount translated to EUR	-	166	673	839